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(LATHAM & WATKINS LLP LETTERHEAD)



October 30, 2006




VIA EDGAR

Mail Stop 6010

Thomas A. Jones, Esq.
Donald C. Hunt, Esq.
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Canadian Solar Inc.
          Amendment No. 1 to Registration Statement on Form F-1 (Registration No. 333- 138144)
          ----------------------------------------------------------------------

Dear Mr. Jones and Mr. Hunt:

     On behalf of our client, Canadian Solar Inc., a corporation organized under the laws of Canada (the "Company"), we are filing herewith Amendment No. 1 to the Company's Registration Statement on Form F-1 ("Amendment No. 1"). For the ease of your reference, we will also deliver to you five (5) hard copies of Amendment No. 1 marked to show changes to the Registration Statement filed on October 23, 2006.

     The Company is filing exhibits 4.11, 5.1, 5.2, 8.1, 8.2 and 23.1. together with Amendment No. 1.

     Please acknowledge receipt of these materials by file-stamping and returning the enclosed copy of this letter in the stamped, self-addressed envelope provided.

     If you need additional copies or have any questions regarding the Registration Statement, please do not hesitate to call me at (852) 2912-2503
(work) or (852) 9124-8324 (mobile), Eugene Lee at (852) 2912-2515 (work) or
(852) 9192-7430 (mobile) or Hubert Yang at (852) 2912-2511 (work) or (852)
6278-0687 (mobile).



Resident partners: Joseph A. Bevash (US), Sabrina Y. T. Maguire (US), John A. Otoshi (US), Mitchell D. Stocks (US), David Zhang (US)
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SECURITIES AND EXCHANGE COMMISSION
OCTOBER 30, 2006
PAGE 2

(LATHAM & WATKINS LLP LETTERHEAD)



                                            Very truly yours,

                                            /s/ David T. Zhang

                                            David T. Zhang
                                            of LATHAM & WATKINS LLP

Enclosures


cc: Dr. Shawn Qu, Chief Executive Officer and President, Canadian Solar Inc. Bing Zhu, Chief Financial Officer, Canadian Solar Inc.
        Eugene Lee, Latham & Watkins LLP, Hong Kong
        Hubert Yang, Latham & Watkins LLP, Hong Kong
        Chris Lin, Simpson Thacher & Bartlett LLP, Hong Kong
        Lawrence Jin, Deloitte Touche Tohmatsu, Shanghai
        Jay Harrison, Deloitte Touche Tohmatsu, Hong Kong